...........................
                                                             OMB Approval
                                                     ...........................
                                                     OMB Number:  3235-0006
                                                     Expires:  August 31, 2012
                                                     Estimated average burden
                                                     hours per response.....23.5
                                                     ...........................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ChinaRock Capital Management Limited
Address:  Unit B, 26th Floor, Entertainment Building
          30 Queen's Road Central
          Hong Kong, China

Form 13F File Number: 28-12617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chun R. Ding
Title:    Director
Phone:   (415) 616-6130

Signature, Place, and Date of Signing:

/s/Chun R. Ding               San Francisco, CA            February 9, 2010
_______________


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $83,847
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number    Name

     1        28-_________            CRCM LP


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3     COLUMN 4  COLUMN 5               COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------          --------     --------  --------               --------  --------     --------
                                                            VALUE      SHARES/   SH/ PUT/  INVESTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1,000)   PRN AMT   PRN CALL  DSCRETN   MANAGERS  SOLE     SHARED  NONE
--------------               --------------    -----      ----------   -------   --- ----  -------   --------  ----     ------  ----
ELONG INC                    SPONSORED ADR     290138205    6,170      558,392   SH          OTHER     01              558,392
FOCUS MEDIA HLDG LTD         SPONSORED ADR     34415V109   24,661    1,555,913   SH          OTHER     01            1,555,913
PROSHARES TR                 PSHS UL XIN CH25  74347R321    6,712      800,000   SH          OTHER     01              800,000
SPDR GOLD TRUST              GOLD SHS          78463V107    7,512       70,000   SH          OTHER     01               70,000
SUNTECH PWR HLDGS CO LTD     NOTE 0.250% 2/1   86800CAC8   20,390   20,631,000   PRN         OTHER     01           20,631,000
THE9 LTD                     ADR               88337K104    1,684      233,265   SH          OTHER     01              233,265
YINGLI GREEN ENERGY HLDG CO  NOTE 12/1         98584BAA1   16,718   15,500,000   PRN         OTHER     01           15,500,000